UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.
Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001743166

Central Index Key Number of sponsor: Not applicable

Starwood Mortgage Residential Trust 2022-4

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Andrew Sossen, Chief Operating Officer (203) 422-8191

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of Third Party Due Diligence Reports Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, 99.12, 99.13 and 99.14 for the related information.

Item 3.	Exhibits
99.1	AMC Diligence, LLC (“AMC”) Executive Summary
99.2	AMC Rating Agency Grade Report
99.3	AMC Exception Grades Report
99.4	AMC Valuation Summary Report
99.5	AMC Data Compare Summary Report
99.6	AMC Business Purpose Addendum
99.7	Recovco Mortgage Management, LLC (“Recovco”) Due Diligence Review Narrative
99.8	Recovco Valuation Summary Report
99.9	Recovco Business Purpose Addendum
99.10	Recovco Data Comparison Report
99.11	Recovco Exception Level Report
99.12	Recovco Loan Level Exceptions Report
99.13	Recovco QM ATR Report
99.14	Recovco Rating Agency Grades Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 10, 2022

SMRF DEPOSITOR, LLC
(Depositor)

By:	/s/ Andrew Sossen Name: Andrew Sossen Title: Authorized Signatory of SMRF Depositor, LLC

EXHIBIT INDEX

Exhibit Number

99.1	AMC Diligence, LLC (“AMC”) Executive Summary
99.2	AMC Rating Agency Grade Report
99.3	AMC Exception Grades Report
99.4	AMC Valuation Summary Report
99.5	AMC Data Compare Summary Report
99.6	AMC Business Purpose Addendum
99.7	Recovco Mortgage Management, LLC (“Recovco”) Due Diligence Review Narrative
99.8	Recovco Valuation Summary Report
99.9	Recovco Business Purpose Addendum
99.10	Recovco Data Comparison Report
99.11	Recovco Exception Level Report
99.12	Recovco Loan Level Exceptions Report
99.13	Recovco QM ATR Report
99.14	Recovco Rating Agency Grades Report